UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      The Regents of the University of California

Address:   1111 Broadway, Suite 1400
           Oakland, CA 94607


Form 13F File Number: 28-00224


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Marie Berggren
Title:  Treasurer
Phone:  (510) 987-9600

Signature,  Place,  and  Date  of  Signing:

/s/ Marie Berggren                 Oakland, CA                        7/23/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              26

Form 13F Information Table Value Total:  $   19,790,825
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1                     COLUMN 2          COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
----------------------------- -------------------------- --------- -------- ------------------- ---------- -------- ----------------
                                                                    VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   VOTING AUTHORITY
       NAME OF ISSUER               TITLE OF CLASS         CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
----------------------------- -------------------------- --------- -------- ---------- --- ---- ---------- -------- ---- ------ ----
AT+T INC                      COMMON STOCK USD1.         00206R102   675757  18950.000          SOLE                   X      0    0
ACCELRYS INC                  COMMON STOCK USD.0001      00430U103    84678  10467.000          SOLE                   X      0    0
AIR PRODUCTS + CHEMICALS INC  COMMON STOCK USD1.         009158106   823446  10200.000          SOLE                   X      0    0
ALIMERA SCIENCES INC          COMMON STOCK USD.01        016259103    42918  14354.000          SOLE                   X      0    0
ANADARKO PETROLEUM CORP       COMMON STOCK USD.1         032511107   304652   4602.000          SOLE                   X      0    0
ATHERSYS INC                  COMMON STOCK USD.001       04744L106   109670  68118.000          SOLE                   X      0    0
COCA COLA CO/THE              COMMON STOCK USD.25        191216100   703710   9000.000          SOLE                   X      0    0
WALT DISNEY CO/THE            COMMON STOCK USD.01        254687106   291000   6000.000          SOLE                   X      0    0
EXXON MOBIL CORP              COMMON STOCK NPV           30231G102  2875152  33600.000          SOLE                   X      0    0
FUSION IO INC                 COMMON STOCK               36112J107   513205  24567.000          SOLE                   X      0    0
GENERAL ELECTRIC CO           COMMON STOCK USD.06        369604103   835163  40075.000          SOLE                   X      0    0
GREEN DOT CORP CLASS A        COMMON STOCK USD.001       39304D102  2008607  90805.000          SOLE                   X      0    0
HANSEN MEDICAL INC            COMMON STOCK USD.0001      411307101    80501  35463.000          SOLE                   X      0    0
HOMEAWAY INC                  COMMON STOCK USD.0001      43739Q100  1513039  69597.000          SOLE                   X      0    0
HONEYWELL INTERNATIONAL INC   COMMON STOCK USD1.         438516106   234528   4200.000          SOLE                   X      0    0
ESTEE LAUDER COMPANIES CL A   COMMON STOCK USD.01        518439104  1807608  33400.000          SOLE                   X      0    0
MCGRAW HILL COMPANIES INC     COMMON STOCK USD1.         580645109   270000   6000.000          SOLE                   X      0    0
MERCK + CO. INC.              COMMON STOCK USD.5         58933Y105   901800  21600.000          SOLE                   X      0    0
NUANCE COMMUNICATIONS INC     COMMON STOCK USD.001       67020Y100  1423245  59750.000          SOLE                   X      0    0
PFIZER INC                    COMMON STOCK USD.05        717081103   635835  27645.000          SOLE                   X      0    0
SPDR S+P MIDCAP 400 ETF TRUST SPDR S+P MIDCAP 400 ETF    78467Y107   959280   5600.000          SOLE                   X      0    0
                              TRST
TARGA RESOURCES CORP          COMMON STOCK USD.001       87612G101   798490  18700.000          SOLE                   X      0    0
TEARLAB CORP                  COMMON STOCK USD.001       878193101   410671 128737.000          SOLE                   X      0    0
VERIZON COMMUNICATIONS INC    COMMON STOCK USD.1         92343V104   788143  17735.000          SOLE                   X      0    0
WELLS FARGO + CO              COMMON STOCK USD1.666      949746101   605465  18106.000          SOLE                   X      0    0
ZIPREALTY INC                 COMMON STOCK USD.001       98974V107    94262  64563.000          SOLE                   X      0    0


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